INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED AUGUST 17, 2018 TO THE

PROSPECTUS DATED FEBRUARY 28, 2018, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P 500 Value With Momentum ETF

Important Notice Regarding a Change to the Unitary Management Fee of

Invesco S&P 500 Value With Momentum ETF (the “Fund”)

Effective August 20, 2018, Invesco Capital Management LLC (the “Adviser”) has agreed to waive permanently a portion of the unitary management fee for the Fund. After giving effect to such waiver, the Fund’s net unitary management fee will be 0.15% of the Fund’s average daily net assets. Accordingly, the Prospectus is revised as follows:

•	The following replaces the first paragraph and table included under the section titled “Fund Fees and Expenses” on Page 1 of the Summary Prospectus and Page 123 of the Prospectus for the Fund:

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.30%
Fee Waivers and Expense Assumption(1)	0.15%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	0.15%

(1)

Effective August 20, 2018, Invesco Capital Management LLC (the “Adviser”) has agreed to waive permanently a portion of its unitary management fee. After giving effect to such waiver, the net unitary management fee will be 0.15%.

•	The following replaces the information included under the section titled “Example” on Page 1 of the Summary Prospectus and Page 123 of the Prospectus for the Fund:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in each period. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$15	$48	$85	$192

•	On page 230, the information relating to the Fund set forth in the table under the section titled “Management of the Funds—Advisory Fees” is deleted and replaced with the following:

Fund	Management Fee
Invesco S&P 500 Value With Momentum ETF	0.15	%******

******	Effective August 20, 2018, the Adviser has agreed to waive permanently a portion of its unitary management fee. After giving effect to such waiver, the net unitary management fee will be 0.15%.

Please Retain This Supplement for Future Reference.

P-SPVM-PROSUP-1 081718

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED AUGUST 17, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 28, 2018, AS REVISED JULY 31, 2018,

AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P 500 Value With Momentum ETF

Important Notice Regarding a Change to the Unitary Management Fee of

Invesco S&P 500 Value With Momentum ETF (the “Fund”)

Effective August 20, 2018, Invesco Capital Management LLC (the “Adviser”) has agreed to waive permanently a portion of the unitary management fee for the Fund. After giving effect to such waiver, the Fund’s net unitary management fee will be 0.15% of the Fund’s average daily net assets. Accordingly, the Statement of Additional Information is revised as follows:

•	On page 118, the information relating to the Fund set forth in the table under the section titled “Management—Investment Advisory Agreement” is deleted and replaced with the following:

Fund	Advisory Fee
Invesco S&P 500 Value With Momentum ETF	0.15	%(6)

(6) Effective August 20, 2018, the Adviser has agreed to waive permanently a portion of its unitary management fee. After giving effect to such waiver, the net unitary management fee will be 0.15%.

Please Retain This Supplement for Future Reference.

P-SPVM-SAI-SUP-1 081718